Description of Business (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Income (loss) from operations	$ (2,500)	$ (1,900)	$ (2,800)	$ (10,100)
Accumulated defecit	(106,823)		(104,370)	(101,569)
Cash	233		585	172
Accumulated defecit	$ 106,823		$ 104,370	$ 101,569